Receivable related to Zonda Arbitration	12 Months Ended
Dec. 31, 2018
Receivable related to Zonda Arbitration
Receivable related to Zonda Arbitration

Note 7—Receivable related to Zonda Arbitration

On January 25, 2013, we entered into a contract with Samsung Heavy Industries Co., Ltd. (“SHI”) for the construction of an eighth drillship, the Pacific Zonda, which provided for a purchase price of approximately $517.5 million and an original delivery date of March 31, 2015 (the “Construction Contract”). On October 29, 2015, we exercised our right to rescind the Construction Contract due to SHI’s failure to timely deliver the drillship in accordance with the contractual specifications. The carrying value of the newbuild at the date of rescission was $315.7 million, consisting of (i) advance payments in the aggregate of $181.1 million paid by us to SHI, (ii) purchased equipment, (iii) internally capitalized construction costs and (iv) capitalized interest.

On November 25, 2015, SHI formally commenced an arbitration proceeding against us in accordance with the Construction Contract. On November 30, 2015, we made demand under the third party refund guarantee accompanying the Construction Contract for the amount of our advance payments made under the Construction Contract, plus interest. Any payment under the refund guarantee is suspended until an award under the arbitration is obtained.

The Zonda Debtors owned $75.0 million in purchased equipment for the Pacific Zonda, a majority of which remains on board the Pacific Zonda subject to return to us by SHI.

On November 19, 2018, the Debtors emerged from bankruptcy after successfully completing their reorganization pursuant to the Plan. As of that date, we deconsolidated the Zonda Debtors, which filed a separate plan of reorganization and are not Debtors under the Plan. See Note 3.

As a result of adopting Fresh Start Accounting, we estimated the receivable related to the Zonda Arbitration at $204.7 million, included within receivable from unconsolidated subsidiaries on our consolidated balance sheet. As of December 31, 2017, the carrying amount of the receivable related to the advance payments and accrued interest was $202.6 million, presented as a long-term receivable, while the purchased equipment was included in our property and equipment, net on our consolidated balance sheet. See Note 17.